Income Taxes - Gross Unrecognized Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefits [Line Items]
Gross unrecognized tax benefits at January 1	$ 5.8	$ 7.9
Increases in tax positions for current year	1.7	1.2
Settlements	(0.3)	(2.0)
Lapse in statute of limitations	(1.6)	(1.4)
Increases in tax positions for prior years	1.1	0.9
Decreases in tax positions for prior years		(0.8)
Gross unrecognized tax benefits at December 31	$ 6.7	$ 5.8